Related Party Transactions	9 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2014
Related Party Transactions

Note 8—Related Party Transactions

During the nine months ended February 28, 2015, the Company issued two unsecured convertible promissory notes (see Note 4 and 5) in the aggregate principal amount of $3,500,000 to Alpha Venture Capital Partners, L.P. (“AVCP”), whose principal is now a director of the Company. The AVCP Note issued on September 26, 2014 in the amount of $2,000,000 bears simple interest at the annual rate of 5%, payable quarterly. The principal balance of the AVCP Note is due and payable in full on September 26, 2016, subject to acceleration of payment in the event of default. The Company issued a second note to AVCP on February 6, 2015 in the principal amount of $1,500,000 with a three-month term, which may be extended by up to an additional three months, at the Company’s option. This short-term note bears simple interest at the rate of 1.2% per month. Additional terms and conditions are more fully described in Note 4 above. Both AVCP Notes permit prepayment without penalty and include events of default for nonpayment of principal or interest when due or other breaches, as well as for breach of any terms and related warrant agreements. The principal amount of the AVCP Notes plus unpaid accrued interest are convertible at the election of the holder into shares of the Company’s common stock at any time prior to maturity at an initial conversion price of $1.00 per share. The conversion price is subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a price per share that is 10% below the lowest sale price that is below $.9444 per share, for shares of CytoDyn common stock sold in future securities offerings including sales to AVCP and its designees, subject to certain exempt transactions. Without AVCP’s prior written consent, the Company may not incur additional indebtedness for borrowed money, other than up to an additional $6.0 million in convertible promissory notes that may be issued to AVCP or related parties, unless such indebtedness is subordinated in right of payment to the Company’s obligations under the Notes and any additional notes issued to AVCP or related parties.

In connection with the AVCP Notes, the Company issued two warrants to AVCP covering a total of 325,000 shares of the Company’s common stock exercisable at a price of $0.50 per share. The warrants are currently exercisable in full, include a cashless exercise feature, and will expire on December 31, 2019 and February 28, 2020, as to 250,000 shares and 75,000 shares, respectively.

As disclosed in Note 4, during the nine months ended February 28, 2015, a director converted a $1,000,000 convertible Note in the aggregate principal amount of $1,000,000 into 1,333,333 shares of the Company’s common stock, resulting in $733,333 of proceeds to the Company. As described in Note 4, this conversion was a result of an offer to induce conversion by all holders of convertible notes with a three-year term.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.

Note 9 – Related Party Transactions

During the year ended May 31, 2014, the Company paid in cash a note payable to a director of the Company for $500,000 with accrued interest at 15%. The principal and accrued interest were paid in full at the April 11, 2014 maturity date. Interest was payable in the form of shares of common stock not to exceed 150,000 shares at a fixed price of $.50 per share. For the years ended May 31, 2014 and May 31, 2013, the Company recorded approximately $64,700 and $10,300 in interest expense, respectively, and issued a total of 150,000 shares.

During the year ended May 31, 2013, the Company issued to a director a convertible note (see Note 4) in a principal amount of $1,000,000, with interest payable in cash at a rate of 5% semi-annually beginning on April 1, 2013. The principal of the note is due in full at the October 16, 2015 maturity date. The note is convertible into common shares at a fixed conversion price of $.75 per share at any time at the election of the holder. In conjunction with the note, the Company issued 1,333,333 detachable common stock warrants at an exercise price of $2.00 per share. The warrants expire on October 16, 2014. The Company recorded debt discounts related to the fair value of the warrants and the intrinsic value of the beneficial conversion feature at the commitment date of the note. As of May 31, 2014, the carrying value of this convertible note was approximately $540,000, which is included in convertible notes payable, net, in long-term liabilities on the consolidated balance sheet. During the years ended May 31, 2014 and 2013, the Company recognized approximately $334,000 and $207,000, respectively, in interest expense related to the amortization of the above discounts.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.